VITAL INTELLIGENCE ACQUISITION (Details Narrative)			9 Months Ended
	Aug. 19, 2021 CAD ($)	Mar. 25, 2021 CAD ($) $ / shares shares	Sep. 30, 2021 CAD ($) shares
Escrow Agreement One [Member]
Reserve Quantities [Line Items]
Stock issued, shares			1,500,000
Shares forfeited			4,500,000
Escrow Agreement Two [Member]
Reserve Quantities [Line Items]
Stock issued, shares			1,500,000
Shares issued, amount | $			$ 2,000,000
Escrow Agreement Three [Member]
Reserve Quantities [Line Items]
Stock issued, shares			1,500,000
Shares issued, amount | $			$ 4,000,000
Escrow Agreement Four [Member]
Reserve Quantities [Line Items]
Stock issued, shares			1,500,000
Shares issued, amount | $			$ 6,000,000
Shares forfeited and cancelled, description			The 4,500,000 units will be forfeited and cancelled within two years of the closing if the Company does not meet the revenue milestones.
Vital Intelligence Inc [Member] | Brand [Member]
Reserve Quantities [Line Items]
Royalty percentage			0.010
Royalty discount percentage			0.40
Vital Intelligence Inc [Member] | Software [Member]
Reserve Quantities [Line Items]
Royalty percentage			0.050
Royalty discount percentage			0.40
Vital Intelligence Inc [Member] | Asset Purchase Agreement [Member]
Reserve Quantities [Line Items]
Payment to acquire assets | $		$ 500,000
Pre-payments | $		$ 50,000
Explanation of nature and amount of significant transactions		6,000,000 units of the Company with each unit being comprised of one common share of the Company and one common share purchase warrant (the “Acquisition”). Each warrant will entitle the holder to acquire one common share for a period of 24 months following closing at an exercise price of $2.67 per common share and the Company will be able to accelerate the expiry date of the warrants after one year in the event the underlying common shares have a value of at least 30% greater than the exercise price of the warrants.
Number of shares issued		6,000,000
Warrant exercise price | $ / shares		$ 2.67
Warrant expiration term		1 year
Escrow deposit units		1,500,000
Description for number of shares issued		The units were issued on March 22, 2021
Description of significant payment terms in contracts with customers	On August 19, 2021 the parties agreed to reduce the final payment from $250,000 to $227,984 due to certain assets listed in the purchase agreement had not being delivered by Vital.
Final payment | $	$ 227,984